Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 89	$ 74
Debentures bearing fixed interest		1,995	1,592
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,625	1,237
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	281	281
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	96	82
Debentures bearing fixed interest		2,262	1,770
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,870	1,395
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	$ 296	$ 293

[1]	The fair value of the Shekel, Euro, and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 for the Shekel, Euro and Yuan loans was 1.6%, 1.4% and 5.1%, respectively (December 31, 2019 for the Shekel, Euro and Yuan loans 1.4%, 1.3%, and 4.2%, respectively).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 was 2.6% (December 31, 2019 – 3.7%).